Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 17,158	$ 16,414
Triparty repos and term bank deposits	12,691	14,453
Other cash equivalents	6,707	8,337
Total cash and cash equivalents	$ 36,556	$ 39,204	$ 33,030	$ 29,195